Financial Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Foreign exchange gain (loss)
Non-cash working capital	$ 17	$ (3)
Other foreign exchange	27	17
Net foreign exchange gains (losses)	44	14
Finance income	74	64
Finance expenses
Interest costs incurred	245	217
Interest costs capitalised	177	108
Accretion of asset retirement obligations (note 17)	(106)	(97)
Finance expenses	(351)	(314)
Financial Items	$ (233)	$ (236)
Capitalisation rate of borrowing costs eligible for capitalisation	5.00%	5.00%
Long-term debt
Finance expenses
Interest costs incurred	$ 310	$ 320
Lease liabilities [member]
Finance expenses
Interest costs incurred	106	0
Other
Finance expenses
Interest costs incurred	6	5
Liabilities [member]
Finance expenses
Interest costs incurred	$ 422	$ 325